Basis of Preparation And Significant Accounting Policies (Details) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended				15 Months Ended
	Mar. 31, 2018 USD ($)	Jun. 24, 2019 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2019 USD ($)	Apr. 23, 2019 $ / shares	Nov. 30, 2018 USD ($) $ / shares
Basis of Preparation and Significant Accounting Policies [line items]
Working capital deficit				$ (3,242)
Accumulated deficit				(135,648)	$ (99,297)
Borrowing costs capitalised				$ 880	253	$ 0
Number of Operating Segments				1
Description of the nature of the benefits provided by the defined benefit plan				If the employee remains in the employment of the Company until normal retirement age, they are entitled to retirement compensation which is equal to 40% of the compensation amount that would be payable if they were dismissed at that time.
Net defined benefit liability				$ 26	87
Current portion of long-term borrowings				1,195	35,368
Right of use asset				562	0
Undrawn borrowing facilities				11,100	12,800
Lease liability				800	0
Depreciation charge for right-of-use assets				112	0	0
Interest expense on lease liabilities				51	0	0
Revenue from rendering of services				15,623	17,354	13,852
Proceeds from borrowings				43,700	15,700	280
Loan Balance				38,487	37,163
Issuance of common stock due to conversion of loan				5,140
Provision for doubtful trade receivables				23	68
EnTrust
Basis of Preparation and Significant Accounting Policies [line items]
Borrowing costs capitalised				880
Proceeds from borrowings		$ 37,000
Loan Balance				37,000
Credit Facility, Maximum borrowing capacity									$ 37,000
Firment Shipping Inc.
Basis of Preparation and Significant Accounting Policies [line items]
Undrawn borrowing facilities				11,100	12,800
Proceeds from borrowings				800	2,200
Conversion price | $ / shares | $ / shares										$ 2.8	$ 2.8
Credit Facility, Maximum borrowing capacity											$ 15,000
Convertible Note
Basis of Preparation and Significant Accounting Policies [line items]
Loan Balance				3,579
Issuance of common stock due to conversion of loan								$ 1,168
Cyberonica S.A.
Basis of Preparation and Significant Accounting Policies [line items]
Right of use asset				$ 562	674
Lease liability					674
Incremental cost of borrowing				8.00%
Depreciation charge for right-of-use assets				$ 112
Interest expense on lease liabilities				51
Time charters leases
Basis of Preparation and Significant Accounting Policies [line items]
Revenue from rendering of services				9,169
Operating lease income				$ 6,454
Deferred dry docking costs
Basis of Preparation and Significant Accounting Policies [line items]
Depreciation method				straight-line basis
Interval between vessel drydockings / special surveys				2 years 6 months
Vessels
Basis of Preparation and Significant Accounting Policies [line items]
Depreciation method				straight-line basis
Vessels scrap rate	$ 300		$ 250	$ 300			$ 200
Increase / (decrease) in depreciation expense due to changes in scrap rates					$ (178)	$ (86)
Useful life				25 years
Black-Scholes option pricing model
Basis of Preparation and Significant Accounting Policies [line items]
Expected Dividend Yield Significant Unobservable Inputs Liabilities				0.00%	0.00%
Historical volatility for shares, significant unobservable inputs, liabilities				85.00%	80.00%
Risk free rate				1.59%	2.48%
Weighted average share price | $ / shares				$ 0.99	$ 2.88
Expected life				0,89 years	1,89 years
Monte Carlo simulation
Basis of Preparation and Significant Accounting Policies [line items]
Risk free rate				1.535%
Closing stock price | $ / shares				$ 0.99
Average logarithmic price change				(0.68%)
Assumed expected volatility rate				5.31%
Number of iterations				10,000
Remaining trading days				50
Floor price | $ / shares				$ 1